Other current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Current Liabilities [Abstract]
Summary of Other Current Financial and Non-financial Liabilities
The following table shows other current financial and
non-financial
liabilities at the end of fiscal years 2020 and 2019:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Other current financial liabilities	38.5	31.5
Accrued interest on financial debt	13.4	14.0
Current bank debt	4.1	5.7
Fair value of derivatives—current liabilities	14.8	2.6
Factoring related liabilities	0.7	0.8
Other	5.6	8.5

Other current non-financial liabilities	89.7	73.3
Contract liabilities	19.1	21.1
Payables to personnel and social organizations	65.1	48.5
Deferred income	5.5	3.7